Share Capital and Additional Paid in Capital Authorized - Summary of RSU Activities (Details) - RSUs - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning balance	5,898,355	4,989,603	4,463,757	3,305,837	3,305,837	2,067,500
Number of RSUs, Granted	231,667	2,573,333	1,155,000	1,687,777	4,351,944	2,731,180
Number of RSU, Vested	(619,908)	(794,579)	(467,500)	(400,542)	(1,741,152)	(651,336)
Number of RSUs, Forfeited	(330,892)	(870,002)	(378,334)	(129,315)	(860,361)	(841,507)
Number of RSUs Outstanding, Ending balance	5,179,222	5,898,355	4,772,923	4,463,757	4,989,603	3,305,837
Weighted average grant date fair value per RSU Outstanding, Beginning balance	$ 0.75	$ 0.98	$ 1.1	$ 1.14	$ 1.14	$ 1.16
Weighted average grant date fair value per RSU, Granted	0.54	0.52	0.97	0.97	0.91	0.8
Weighted average grant date fair value per RSU, Issuance of common stock	1.26	1.02	0.91	1.04	0.87	0.88
Weighted average grant date fair value per RSU, Forfeited	0.71	1.11	1.01	0.96	0.88	1.24
Weighted average grant date fair value per RSU Outstanding, Ending balance	$ 0.69	$ 0.75	$ 1.01	$ 1.1	$ 0.98	$ 1.14
Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning balance		5,056,268
Number of RSUs Outstanding, Ending balance					5,056,268